Summary of accounting policies - Schedule of Estimated Life of Significant Assets (Detail)	12 Months Ended
Mar. 31, 2015
Minimum [Member] | Office buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	5 years
Minimum [Member] | Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	2 years
Maximum [Member] | Office buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	50 years
Maximum [Member] | Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	20 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	5 years